Share-Based Compensation (Details) - USD ($)		6 Months Ended
	May 31, 2022	Sep. 30, 2023
Share-Based Compensation [Abstract]
Ordinary shares with a fair value	5,000
Share-based compensation shares		4,194
Share-based compensation expenses (in Dollars)		$ 11,742